Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Revolving Repayment Card Loans (Detail) ¥ in Millions	Dec. 31, 2020 JPY (¥)
Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	¥ 188,618
Modification of collection condition by relief of contract condition	0
Total—revolving repayment card loans	188,618
Total— origination year (excluding revolving repayment card loans)	4,356,598
Total— financial assets measured at amortized cost	4,545,216
Non-Performing
Details Of Financial Assets Including Revolving Repayment Card Loans [Line Items]
Revolving repayment card loans	1,934
Modification of collection condition by relief of contract condition	3,757
Total—revolving repayment card loans	5,691
Total— origination year (excluding revolving repayment card loans)	102,574
Total— financial assets measured at amortized cost	¥ 108,265